Share Capital, Share Premium and Reserves	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Share Capital, Share Premium and Reserves
16.
Share Capital, Share Premium and Reserves
(a)
Share capital and Share premium

The Controlling Company is authorized to issue 500,000,000 shares of capital stock (par value ~~W~~5,000), and as of December 31, 2021 and December 31, 2022, the number of issued common shares is 357,815,700. There have been no changes in the capital stock from January 1, 2021 to December 31, 2022.

The Group’s capital surplus consists of share premium. There have been no changes in share premium from January 1, 2021 to December 31, 2022.

(b)
Reserves

Reserves consist mainly of the following:

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

Other comprehensive income (loss) from associates

The other comprehensive income (loss) from associates comprises the amount related to change in equity of investments in equity accounted investees.

Gain or loss on valuation of derivatives

Gain or loss on valuation of derivatives is the effective portion of the gains or losses from derivatives to which cash flow hedging accounting has been applied.

Reserves as of December 31, 2021 and 2022 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2022
Loss on valuation of derivatives	₩	(9,227)	—
Foreign currency translation differences for foreign operations		566,651	509,620
Other comprehensive loss from associates		(20,282)	(29,992)
	₩	537,142	479,628

The movement in reserves for the years ended December 31, 2020, 2021 and 2022 are as follows:

(In millions of won)
	Loss on valuation of derivatives		Foreign currency translation differences for foreign operations	Other comprehensive income (loss) from associates (excluding remeasurements)	Total
January 1, 2020	₩	—	(178,452)	(24,569)	(203,021)
Change in reserves		—	39,785	(210)	39,575
December 31, 2020		—	(138,667)	(24,779)	(163,446)
January 1, 2021		—	(138,667)	(24,779)	(163,446)
Change in reserves		(9,227)	705,318	4,497	700,588
December 31, 2021		(9,227)	566,651	(20,282)	537,142
January 1, 2022		(9,227)	566,651	(20,282)	537,142
Change in reserves		9,227	(57,031)	(9,710)	(57,514)
December 31, 2022	₩	—	509,620	(29,992)	479,628